Equity Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity Securities
7. Equity Securities

6. Equity Securities

Common Stock and Preferred Stock

On March 24, 2021, the Company entered into a Plan of Conversion (“Conversion”) whereby the Company converted from an LLC under the laws of the State of Delaware to a Delaware C-corporation with the name Dermata Therapeutics, Inc. In connection with the Conversion, each fully paid Preferred and Common Unit in the LLC was converted into a like number of shares of Preferred and Common Stock of the Company with a par value of $0.0001 per share. The Shares issued had the same rights, preferences and privileges that had accrued to the pre-converted Units. Any references in these Notes to Financial Statements to equity securities as “units” refer to pre-conversion equity securities and any references to “shares” or “stock” in these Notes to Financial Statements refer to post-conversion equity securities.

On July 1, 2021, the Company effected a reverse split of shares of the Company’s common stock at a ratio of 1-for-20.5 pursuant to an amendment to the Company’s certificate of incorporation approved by the Company’s board of directors and stockholders. The par value was not adjusted as a result of the reverse split. All issued and outstanding common stock share and per share amounts contained in the financial statements have been retroactively adjusted to reflect this reverse split for all periods presented.

On August 17, 2021, the Company completed its IPO, in which it sold 2,571,428 shares of its common stock together with 2,571,428 warrants to purchase one share of common stock with an exercise price of $7.00 per share at a combined offering price of $7.00. Additionally, the underwriters exercised their option to purchase an additional 385,714 warrants with an exercise price of $7.00 per warrant. The Company received net cash proceeds of approximately $15.4 million from the IPO after deducting underwriters’ discounts and offering expenses of approximately $2.6 million.

Each of the following occurred in connection with the completion of the IPO in August 2021:

-	The sale of 2,571,428 shares of common stock along with 2,957,142 warrants to purchase common stock.

-	The conversion of 65,823,015 shares of convertible preferred stock into an aggregate of 3,813,973 shares of common stock.

-	The conversion of $175,000 principal amount of outstanding convertible promissory notes and accrued interest of $5,434 into 32,219 shares of common stock.

-	The conversion of 1,419,228 Series 1a preferred warrants into 69,212 warrant shares exercisable into common stock.

After the IPO, there were no shares of preferred stock or preferred stock warrants outstanding. Prior to the IPO, the Company had 1,911,009 shares of common stock outstanding after the Company’s reverse stock split in July 2021.

The Company’s total common stock issued and outstanding was 8,328,629 as of September 30, 2021.

Series 1 Preferred Units

From the Company’s formation on December 8, 2014 through 2016, the Company issued 6,906,244 Series 1 Preferred Units for net consideration of $6,833,877. The Company’s Series 1 Preferred Units were converted to preferred stock during the first quarter of 2021. Additionally, in August 2021, the Company converted all preferred stock into common stock. No Series 1 Preferred Units were outstanding as of September 30, 2021.

Series 1a Preferred Units

In 2016, the Company issued 5,000,000 Series 1a Preferred Units in exchange for cash of $5,000,000 and net of issuance costs of $19,868. Purchasers of the Series 1a Preferred Units also received 1,250,000 Warrant Units to purchase an additional amount of Series 1a Preferred Units. The estimated fair value of the warrant units was recorded as a separate component of members’ equity (deficit) in the accompanying balance sheet as of December 31, 2020 with an offset to the Series 1a proceeds. In June 2020, 18,750 of the warrants were exercised for consideration of $18,750, which consideration was received in July 2020. The Company’s Series 1a Preferred Units were converted to preferred stock during the first quarter of 2021. Additionally, in August 2021, the Company converted all preferred stock into common stock. No Series 1a Preferred Units were outstanding as of September 30, 2021.

Series 1b Preferred Units

In 2018, the Company issued 6,500,000 Series 1b Preferred Units in exchange for cash of $6,500,000 and net of issuance costs of $40,405. Purchasers of the Series 1b Preferred Units also received 1,268,279 Class B Common Units. The estimated fair value of the Class B Common units has been recorded as a component of members’ equity (deficit) in the accompanying balance sheet as of December 31, 2020 with an offset to the Series 1b proceeds. The Company’s Series 1b Preferred Units were converted to preferred stock during the first quarter of 2021. Additionally, in August 2021, the Company converted all preferred stock into common stock. No Series 1b Preferred Units were outstanding as of September 30, 2021.

Series 1c Preferred Units

On June 14, 2019, the Company closed participation in a $5,785,000 Series 1c financing from current and new investors. As of December 31, 2019, cash of $5,535,000, including $150,000 from the conversion of a convertible note issued to a Managing Member of the Company for a loan made to the Company, net of issuance costs of $25,857, had been received. The accrued interest on the convertible note in the amount of $1,487 was also converted into Series 1c Preferred Units. The remaining balance of $250,000 committed to the financing was paid in the amounts of $125,000 in May 2020 and $125,000 in June 2020.

In June 2019, 5,221,156 Series 1c Preferred Units were issued in connection with the settlement and license agreement, and in July 2021, the Company redeemed these units/shares in connection with an amendment to the settlement and license agreement. See Note 9 - License Agreements for more information.

The Company’s Series 1c Preferred Units were converted to preferred stock during the first quarter of 2021. Additionally, in August 2021, the Company converted all preferred stock into common stock. No Series 1c Preferred Units were outstanding as of September 30, 2021.

Series 1d Preferred Units

In March 2021, the Company issued 686,742 Series 1d Preferred Units at a cost of $0.83 per unit for total proceeds of $570,000. In addition, as described in Note 4 - Subordinated Convertible Promissory Notes, as of March 15, 2021, $4,391,000 of convertible promissory notes, along with related interest of $73,801, were converted into 5,379,247 Series 1d Preferred Units. The outstanding Series 1d Preferred Units were converted to preferred stock during the first quarter of 2021. Additionally, in August 2021, the Company converted all preferred stock into common stock. No Series 1d Preferred Units were outstanding as of September 30, 2021.

Class A Common Units

During 2014 and 2015, the Company issued 508,777 Class A Common Units in exchange for consideration of $10,430. The Class A Common Units outstanding converted to common stock during the first quarter of 2021. No Class A Common Units were outstanding as of September 30, 2021.

Class B Common Units

The Company had 1,767,477 Class B Common Units outstanding as of December 31, 2020. This includes 133,953 Class B Common Units issued for consideration of $2,853 and 1,268,279 Class B Common Units issued in connection with the issuance of the Series 1b Preferred Units, which were assigned an estimated fair value of $2,340,000. The remaining 365,245 Class B Common Units were issued as a profits interest as that term is defined by Revenue Procedure 93-27, 1993-2 C.B. 343, as clarified by Revenue Procedure 2001-43, 2001-2 C.B. 191, with participation thresholds from $0.001 to $0.36. During the first quarter 2020, the Company issued 2,439 Class B Common Units, all of which represented a profits interest. During the first quarter of 2021, 22,494 Class B Common Units were forfeited as a result of employee resignations. The remaining Class B Common Units outstanding converted to common stock during the first quarter of 2021. No Class B Common Units were outstanding as of September 30, 2021.

Liquidation Preference

Prior to the Company’s IPO in August 2021, the Company’s preferred units were subject to liquidation preferences contained herein. So long as there were no Series A Preferred Units outstanding at the time of a liquidity event, any liquidity event proceeds would have been distributed as follows: First, the Series 1d Preferred Units had a two times preference in liquidation over the Series 1c Preferred Units and then participated with the Series 1c, 1b and 1a Preferred Units once the Series 1c Preferred Unit preferences had been satisfied. Second, proceeds to Series 1c Preferred Unit holders sufficient to cover two times their Series 1c investment; third, proceeds to Series 1, Series 1a, Series 1b, Series 1c, and Series 1d Preferred Unit holders sufficient to cover interest at the rate of 8% per annum on the Series 1 Preferred Units, the Series 1a Preferred Units, the Series 1b Preferred Units, the Series 1c Preferred Units, and Series 1d Preferred Units; fourth, proceeds to the Series 1, Series 1a, Series 1b and Series 1c Preferred Unit holders sufficient to cover the unit value of Series 1 Preferred Units, Series 1a Preferred Units, Series 1b Preferred Units, Series 1c Preferred Units, and Series 1d Preferred Units; fifth, to Class A and Class B Common holders proceeds sufficient to cover their pro-rata portion of distributions made to Series 1, Series 1a, Series 1b, Series 1c, and Series 1d Preferred Unit holders, provided that no Class B Common Units would share in any distribution until after the point at which the amount per Class A Common Unit exceeds the amount of such Class B Common Unit’s Participation Threshold; and sixth, a pro-rata distribution of the remaining proceeds to all equity holders. Upon the issuance of Series A Preferred Units, each Series 1 Preferred Unit, each Series 1a Preferred Unit, each Series 1b Preferred Unit, each Series 1c Preferred Unit and each Series 1d Preferred Unit would have automatically converted into the number of Series A Preferred Units equal to the sum of the unit value of the Series 1, Series 1a, Series 1b, Series 1c or Series 1d Preferred Units plus all accumulated preferred return as of the conversion date that would have been due with respect to such Series 1, Series 1a, Series 1b, Series 1c or Series 1d Preferred Units in the case of a liquidity event. As of September 30, 2021, no Series A Preferred Units had been issued, and no preferred stock remained outstanding.

Conversion Rights

Prior to the Company’s IPO in August 2021, the Company’s preferred units were subject to conversion rights contained herein. Upon the first issuance by the Company of any Series A Preferred Units, each Series 1 Preferred Unit and each Series 1a Preferred Unit and each Series 1b Preferred Unit and each Series 1c Preferred Unit and each Series 1d Preferred Unit would have automatically been converted into the number of Series A Preferred Units equal to the sum of the Unit Value with respect to such Series 1 Preferred Unit or Series 1a Preferred Unit or Series 1b Preferred Unit or Series 1c Preferred Unit or Series 1d Preferred Unit as of the conversion date divided by the product of 0.80 multiplied by the Unit Value of the Series 1 Preferred Units or Series 1a Preferred Units or Series 1b Preferred Units or Series 1c Preferred Units or Series 1d Preferred Unit issued on the conversion date. The Series A Preferred Units issued to the Series 1 Preferred Members and Series 1a Preferred Members and Series 1b Preferred Members and Series 1c Preferred Members and Series 1d Preferred Members upon conversion of such Series 1 Preferred Units and Series 1a Preferred Units and such Series 1b Preferred Units and Series 1c Preferred Units and Series 1d Preferred Units would have had the same rights, privileges and preferences as the other Series A Preferred Units issued by the Company on the conversion date. The Company considered the classification of the Preferred Units and concluded that they were appropriately included as a component of equity since each class of Preferred Units participates in the same form of consideration received upon a change in control. As of September 30, 2021, no preferred units or stock remained outstanding.

Stockholders’ Agreements

On March 24, 2021, in connection with the conversion of Dermata Therapeutics, LLC into a Delaware corporation, the Company entered into a Stockholders’ Agreement (as amended, the Stockholders’ Agreement) with all of its then-existing stockholders, including Proehl Investment Ventures, LLC and Hale Biopharma Ventures, LLC. The Stockholders’ Agreement among other things, provided for certain restrictions on transfer of the Company’s shares of capital stock, set forth agreements and understandings with respect to how shares of its capital stock held by the stockholders party thereto will have been voted on, or tendered in connection with, an acquisition of the Company and provided for certain voting rights with respect to the election of directors. In addition, pursuant to the Stockholders’ Agreement, holders of the Company’s Series 1a Preferred Stock were entitled to purchase, at any time prior to March 14, 2026, such number of shares of the Company’s Series 1a Preferred Stock as such Series 1a Stockholder shall request, up to an aggregate number of shares of Series 1a Preferred Stock not to exceed the product of 25% and the aggregate number of shares Series 1a Preferred Stock then held by such Series 1a Stockholder (or the Series 1a Preferred Warrant Rights). The shares of Series 1a Preferred Stock purchased pursuant to any Series 1a Preferred Warrant Right had a per share purchase price of $20.50 (subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization). Upon the consummation of the Company’s IPO of common stock, each Series 1a Preferred Stock Warrant became exercisable for the same number of shares of Common Stock with the same per share exercise price of $20.50 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization). The Stockholders’ Agreement would have automatically terminated upon the earliest of (a) immediately prior to the consummation of the Company’s initial public offering of common stock, and (b) the consummation of a sale of the Company, subject to certain conditions. The Company completed the IPO of common stock in August 2021, thereby terminating the Stockholders’ Agreement.

On June 29, 2021, with effectiveness on July 1, 2021, the Company’s board of directors amended its Certificate of Incorporation to adjust the conversion price and certain conversion mechanics of the Company’s issued and outstanding Series 1d Preferred Stock, whereby each share of Series 1d Preferred stock would convert into such number of Common Stock as determined by dividing (i) the product of (a) the Original Issue Price for the Series 1d Preferred Stock, multiplied by (b) 1.2, rounded to the nearest whole cent, by (ii) the 80% of the initial public per share offering price in the IPO. The Series 1d conversion shall not be subject to further adjustment for any stock split.

On June 29, 2021, with effectiveness on July 1, 2021, the Company’s board of directors approved an amendment to the 2021 Plan to increase the number of shares of Common Stock available for issuances from 593,340 to 1,648,213 shares.

On June 29, 2021, the Company’s board of directors approved a 1-for-20.5 reverse split of all outstanding shares of common stock, effected on July 1, 2021 (no fractional shares were issued). Except as otherwise noted, all references to share and per share amounts related to common stock and common units have been restated to reflect the reverse stock split.

On July 12, 2021, the Company’s board of directors amended its Certificate of Incorporation to further adjust the conversion price and certain conversion mechanics of the Company’s issued and outstanding Series 1d Preferred Stock. The two amendments to the Series 1d Preferred Stock conversion terms were combined for purposes of accounting for the amendments. In order to determine if these amendments resulted in a modification or extinguishment of the Series 1d Preferred Stock, pursuant to the related authoritative guidance, the Company engaged an independent third-party valuation firm to assist with determining the fair value of the Series 1d Preferred Stock immediately before the change in conversion terms, as well as immediately after the change in conversion terms. This resulted in a substantive increase in fair value, and as such, the Company determined the amendments resulted in extinguishment accounting. Accordingly, the Company applied ASC 260, Earnings per Share, and ASC 470, Debt, by analogy to determine the appropriate measurement and presentation. The Company compared the fair value of the Series 1d Preferred Stock, as amended, to its carrying value and recorded the resulting difference of approximately $2.3 million as a deemed dividend for the Series 1d preferred shareholders. The Company recorded the deemed dividend to additional paid-in capital because the Company is in an accumulated deficit position, thereby increasing the net loss attributable to the common shareholders for the three and nine months ended September 30, 2021.

On July 30, 2021, the Company entered into a Second Amendment to the License and Settlement Agreement (or, the Second License Amendment), whereby, for the settlement of certain disputes arising under the License Agreement, the Company agreed to exchange the shares of Series 1c Preferred Stock owned by Villani, Inc. (“Villani”) for an increase of milestone payments and royalty rates due to Villani under the License Agreement. On July 30, 2021, Villani surrendered 5,221,156 shares of Series 1c Preferred Stock to the Company and on August 17, 2021, the Company paid to Villani $1.0 million upon the close of the Company’s initial public offering for the redemption of the Series 1c shares. The Company determined that the deemed dividend to Villani for the Series 1c preferred share redemption was the difference between the $1.0 million paid for the shares and the carrying value of the shares of $730,962, resulting in a deemed dividend of $269,038. This deemed dividend of $269,038 was recorded to additional paid-in capital because the Company is in an accumulated deficit position, thereby increasing the net loss attributable to common shareholders for the three and nine months ended September 30, 2021.

On August 14, 2021, the Company’s board of directors approved an amendment to the Company’s Certificate of Incorporation to increase the number of shares of Common Stock authorized to 90,000,000.

Warrants

Warrants issued at IPO

On August 17, 2021, the Company completed its IPO, in which it sold 2,571,428 shares of its common stock together with 2,571,428 warrants to purchase one share of common stock with an exercise price of $7.00 per share at a combined offering price of $7.00. The underwriters exercised their option to purchase an additional 385,714 warrants, increasing the number of warrants issued at IPO to 2,957,142. Each warrant is immediately exercisable at the option of the holder and expires five years from the date of issuance.

The Company evaluated the terms of the warrants issued at the IPO and determined that they should be classified as equity instruments based upon accounting guidance provided in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. Since the Company determined that the warrants were equity classified, the Company recorded the proceeds from the IPO, net of issuance costs, within common stock at par value and the balance of proceeds to additional paid in capital. The fair value of each warrant on August 17, 2021 was $0.9995 based on the closing trading price on that day. As of September 30, 2021, the outstanding warrants are exercisable into 2,957,142 shares of common stock whose fair value was $4.49 per share, based on the closing trading price on that day.

As of September 30, 2021, the Company had 2,957,142 warrants outstanding resulting from the IPO with an exercise price of $7.00 and which expire August 17, 2026.

Warrants issued with Class B Common Units

In March 2021, the Company granted Class B Common Units Profits interests to certain former employees and consultants. In connection with the conversion from an LLC to a C-Corporation, the Company converted 65,303 of vested Units to fully vested Common Stock Warrants with an exercise price of $5.74. These Common Stock Warrants issuances were considered a modification under ASC 718, Stock Compensation, in which the fair value of the Class B Common Units profits interests were measured at the modification date and compared to the fair value of the common stock warrants, with the difference of $279,812 recorded as stock-based compensation expense in the first quarter of 2021.

As of September 30, 2021, the Company had 65,303 common warrants outstanding related to the prior Class B Common Units with an exercise price of $5.74 and which expire December 31, 2024.

Warrants issued with Series 1a Preferred Units

In connection with the issuance of 5,000,000 Series 1a Preferred Units in November 2016, each Series 1a Preferred Member received Warrant Units to purchase from the Company, at any time after November 15, 2016 and on or prior to November 15, 2021, such number of Series 1a Preferred Units as such Series 1a Preferred Member shall request, up to an aggregate number of Series 1a Preferred Units not to exceed the product of 25% and the aggregate number of Series 1a Preferred Units then held by such Series 1a Preferred Member, which was 1,231,250 units at December 31, 2020. The exercise price for each Warrant Unit was $1.00, subject to adjustment for unit splits and combinations. The warrants had a 5-year term. The Company received total proceeds of $5,000,000 for the Series 1a Preferred Units and warrants which were allocated on a relative fair value basis to the Units and warrants resulting in a relative fair value of $4,381,199 and $618,801, respectively. The estimated fair value of the Series 1a Warrant Units was recorded as a separate component of members’ equity (deficit) in the accompanying financial statements as of December 31, 2020. In June 2020, 18,750 of the warrants were exercised for consideration of $18,750, which consideration was received in July 2020.

In connection with the Loan and Security Agreement, SVB also received Warrant Units to purchase, at any time after February 9, 2017 and prior to February 9, 2027, 187,978 Series 1a Preferred Units or the equivalent Series A Preferred Units had they purchased Series 1a Preferred Units, if Series A Preferred Units are issued, at an exercise price of $1.00 per unit. On March 24, 2021, in connection with the conversion from an LLC to a C-Corporation, each warrant to purchase Series 1a Preferred Units in the LLC was automatically converted into a warrant to purchase, upon the same terms and conditions, shares of Series 1a Preferred Stock of the Company.

In July 2021, the Company effected a reverse split of shares of the Company’s common stock at a ratio of 1-for-20.5, and the conversion ratio of the preferred stock was adjusted accordingly. In August 2021, in connection with the Company’s IPO, the outstanding Series 1a preferred warrants were converted into 69,212 common warrants.

As of September 30, 2021, the Company had 69,212 common warrants outstanding related to the prior Series 1a preferred warrants with an exercise price of $20.50 and which expire November 15, 2026.

7.	Equity Securities

Series 1 Preferred Units

From the Company’s formation on December 8, 2014 through 2016, the Company issued 6,906,244 Series 1 Preferred Units for net consideration of $6,833,877.

Series 1a Preferred Units

In 2016, the Company issued 5,000,000 Series 1a Preferred Units in exchange for cash of $5,000,000 and net of issuance costs of $19,868. Purchasers of the Series 1a Preferred Units also received 1,250,000 Warrant Units to purchase an additional amount of Series 1a Preferred Units (see Note 8 - Series 1a Warrants Outstanding). The estimated fair value of the warrant units has been recorded as a separate component of members’ equity (deficit) in the accompanying balance sheet with an offset to the Series 1a proceeds.

Series 1b Preferred Units

In 2018, the Company issued 6,500,000 Series 1b Preferred Units in exchange for cash of $6,500,000 and net of issuance costs of $40,405. Purchasers of the Series 1b Preferred Units also received 26,000,000 Class B Common Units, not representing a profits interest. The estimated fair value of the Class B Common units has been recorded as a component of members’ equity (deficit) in the accompanying balance sheet with an offset to the Series 1b proceeds.

Series 1c Preferred Units

On June 14, 2019, the Company closed participation in a $5,785,000 Series 1c financing from current and new investors. As of December 31, 2019, cash of $5,535,000, including $150,000 from the conversion of a convertible note issued to a Managing Member of the Company for a loan made to the Company, net of issuance costs of $25,857 had been received. The interest on the convertible note in the amount of $1,487 was also converted into Series 1c Preferred units. The remaining balance of $250,000 committed to the financing was paid in 2020. In addition, in June 2019 5,221,156 Series 1c Preferred units were issued in connection with the settlement and license agreement described in Note 11 - Commitments and Contingencies.

Class A Common Units

During 2014 and 2015, the Company issued, in exchange for consideration of $10,430, 508,777 Class A Common Units.

Class B Common Units

The Company has 1,767,477 Class B Common Units outstanding at December 31, 2020. This includes 133,953 Class B Common Units issued for consideration of $2,853 and 1,268,279 Class B Common Units issued in connection with the issuance of the Series 1b Preferred Units, which were assigned an estimated fair value of $2,340,000.

The remaining 365,245 Class B Common Units were issued as a profits interest as that term is defined by Revenue Procedure 93-27, 1993-2 C.B. 343, as clarified by Revenue Procedure 2001-43, 2001-2 C.B. 191, with participation thresholds from $0.001 to $0.36. For performance-based awards, if and when the achievement of the predetermined performance criteria become probable, expense will be recognized. To date stock based compensation expense has not been material. Such units may be issued as vested units or unvested units. Those units designated as Unvested Units were issued with vesting occurring over periods ranging from six to forty-eight months from the date of the award.

During 2019 and 2020, the Company issued 161,142 and 5,569 Class B Common Units, respectively, all of which represented a profits interest. There were 230,691 and 134,331 unvested units at December 31, 2019 and 2020, respectively.

Liquidation Preference

So long as there are no Series A Preferred Units outstanding at the time of a liquidity event, any liquidity event proceeds will be distributed as follows: first, proceeds to Series 1c Preferred Unit holders sufficient to cover two times their Series 1c investment; second, proceeds to Series 1, Series 1a, Series 1b and Series 1c Preferred Unit holders sufficient to cover interest at the rate of 8% per annum on the Series 1 Preferred Units, the Series 1a Preferred Units, the Series 1b Preferred Units and the Series 1c Preferred Units; third, proceeds to the Series 1, Series 1a, Series 1b and Series 1c Preferred Unit holders sufficient to cover the unit value of Series 1 Preferred Units, Series 1a Preferred Units, Series 1b Preferred Units and Series 1c Preferred Units; fourth, to Class A and Class B Common holders proceeds sufficient to cover their pro-rata portion of distributions made to Series 1, Series 1a, Series 1b and Series 1c Preferred Unit holders, provided that no Class B Common Units will share in any distribution until after the point at which the amount per Class A Common Unit exceeds the amount of such Class B Common Unit’s Participation Threshold; and fifth, a pro-rata distribution of the remaining proceeds to all equity holders. Upon the issuance of Series A Preferred Units, each Series 1 Preferred Unit, each Series 1a Preferred Unit, each Series 1b Preferred Unit and each Series 1c Preferred Unit will automatically convert into the number of Series A Preferred Units equal to the sum of the unit value of the Series 1, Series 1a, Series 1b or Series 1c Preferred Units plus all accumulated preferred return as of the conversion date that would be due with respect to such Series 1, Series 1a, Series 1b or Series 1c Preferred Units in the case of a liquidity event. As of December 31, 2020, no Series A Preferred Units have been issued.

Conversion Rights

Upon the first issuance by the Company of any Series A Preferred Units, each Series 1 Preferred Unit and each Series 1a Preferred Unit and each Series 1b Preferred Unit and each Series 1c Preferred Unit shall automatically be converted into the number of Series A Preferred Units equal to the sum of the Unit Value with respect to such Series 1 Preferred Unit or Series 1a Preferred Unit or Series 1b Preferred Unit or Series 1c Preferred Unit as of the conversion date divided by the product of 0.80 multiplied by the Unit Value of the Series 1 Preferred Units or Series 1a Preferred Units or Series 1b Preferred Units or Series 1c Preferred Units issued on the conversion date. The Series A Preferred Units issued to the Series 1 Preferred Members and Series 1a Preferred Members and Series 1b Preferred Members and Series 1c Preferred Members upon conversion of such Series 1 Preferred Units and Series 1a Preferred Units and such Series 1b Preferred Units and Series 1c Preferred Units shall have the same rights, privileges and preferences as the other Series A Preferred Units issued by the Company on the conversion date.

The Company considered the classification of the Preferred Units and concluded that they were appropriately included as a component of equity since each class of Preferred Units participates in the same form of consideration received upon a change in control.